Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 1,187,371		$ 3,580,799
Formation and operational costs		$ 1,006,862
Loss from operations	(1,187,371)	(1,006,862)	(3,580,799)
Other income (expense):
Other income	0		4,476
Interest earned on marketable securities held in Trust Account	7,525	4,193	17,229
Transaction costs allocable to warrant liabilities		(768,391)
Change in fair value of warrant liabilities	22,449,504	(3,090,130)	(8,842,864)
Other income (expense), net	22,457,029		(8,821,159)
Net income (loss)	21,269,658	(4,861,190)	(12,401,958)
Class A [Member]
Other income (expense):
Interest earned on marketable securities held in Trust Account	$ 7,525	$ 4,193	$ 17,229
Weighted average shares outstanding	20,737,202	20,737,202	20,737,202
Basic and diluted net income (loss) per share	$ 0.00	$ 0	$ 0.00
Class B [Member]
Loss from operations	$ 21,262,133	$ (4,865,383)	$ (12,419,187)
Other income (expense):
Net income (loss)	$ 21,269,658	$ (4,861,190)	$ (12,401,958)
Weighted average shares outstanding	5,184,300	5,184,300	5,184,300
Basic and diluted net income (loss) per share	$ 4.10	$ (0.94)	$ (2.40)